Income taxes - Schedule of net loss before income taxes (Details) - CAD ($)		3 Months Ended		12 Months Ended
	Mar. 11, 2022	May 31, 2022	May 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Income Tax Disclosure [Abstract]
Net loss before income taxes	$ (3,255,653)	$ (3,225,194)	$ (634,598)	$ (4,473,636)	$ (2,667,423)
Expected income tax recovery				$ (1,134,067)	$ (706,866)
Expected income tax recovery, percentage				25.35%	26.50%
Tax rate changes and other adjustments				$ 1,287,727	$ 354,687
Tax rate changes and other adjustments, percentage				(28.78%)	(13.30%)
Shares based compensation and non-deductible expenses				$ 1,508,951	$ 62,994
Shares based compensation and non-deductible expenses, percentage				(33.73%)	(2.36%)
Change in tax benefits not recognized				$ (1,764,228)	$ 289,185
Change in tax benefits not recognized, percentage				39.44%	(10.84%)
Income tax (recovery) expense				$ (101,617)	$ 0
Income tax (recovery) expense, percentage				2.27%	0.00%
Current tax expense		0	0	$ 12,022	$ 0
Deferred income tax recovery		$ (58,980)	$ 0	(113,639)	0
Income tax expense				$ 0	$ 0